Variable Interest Entities	12 Months Ended
Dec. 31, 2016
Variable Interest Entities [Abstract]
Variable Interest Entities

28. Variable interest entities

Our leasing and financing activities require us to use many forms of entities to achieve our business objectives and we have participated to varying degrees in the design and formation of these entities. Our involvement in VIEs varies and includes being a passive investor in the VIE with involvement from other parties, managing and structuring all the VIE’s activities, or being the sole shareholder of the VIE.

During the year ended December 31, 2016, we have not provided any financial support to any of our VIEs that we were not contractually obligated to provide.

Consolidated VIEs

As of December 31, 2016 and 2015, substantially all assets and liabilities presented in our Consolidated Balance Sheets were held in consolidated VIEs. The assets of our consolidated VIEs that can only be used to settle obligations of these entities, and the liabilities of these VIEs for which creditors do not have recourse to our general credit are disclosed in our Consolidated Balance Sheets under Supplemental balance sheet information. Further details of debt held by our consolidated VIEs are disclosed in Note 16–Debt.

Wholly-owned ECA and Ex-Im financing vehicles

We have created certain wholly-owned subsidiaries for the purpose of purchasing aircraft and obtaining financing secured by such aircraft. The secured debt is guaranteed by the European ECAs and the Export-Import Bank of the United States. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect the entities’ economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities.

Other secured financings

We have created a number of wholly-owned subsidiaries for the purpose of obtaining secured financings. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect the entities’ economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities.

Wholly-owned leasing entities

We have created wholly-owned subsidiaries for the purpose of facilitating aircraft leases with airlines. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes, which serve as equity. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect the entities’ economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities.

Limited recourse financing structures

We have established entities to obtain secured financings for the purchase of aircraft in which we have variable interests. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes. The loans of these entities are non-recourse to us except under limited circumstances. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect the entities’ economic performance, and we absorb the majority of the risks and rewards of these entities.

AerCap Partners I

AerCap Partners I Holding Limited (“AerCap Partners I”) is a 50%-50% joint venture owned by us and Deucalion Aviation Funds. We provide lease management, insurance management and aircraft asset management services to AerCap Partners I for a fee. We have determined that we are the PB of the entity because we direct the activities that most significantly affect the economic performance of the entity and we absorb a significant portion of the risks and rewards of the entity.

As of December 31, 2016, AerCap Partners I had a portfolio consisting of eight Boeing 737NG aircraft. During the year ended December 31, 2016, AerCap Partners I sold three Boeing 737NG aircraft, with leases attached, to a third party.  As of December 31, 2016, AerCap Partners I had $81.5 million outstanding under a senior debt facility, which is guaranteed by us, and $63.8 million of subordinated debt outstanding, consisting of $31.9 million from us and $31.9 million from our joint venture partner.

AerCap Partners II

AerCap Partners II Holding Limited (“AerCap Partners II”) is a 50%-50% joint venture owned by us and Deucalion Aviation Funds. We provide lease management, insurance management and aircraft asset management services to AerCap Partners II for a fee. We have determined that we are the PB of the entity because we direct the activities that most significantly affect the economic performance of the entity and we absorb a significant portion of the risks and rewards of the entity.

As of December 31, 2016, AerCap Partners II had a portfolio consisting of three Airbus A320 aircraft. As of December 31, 2016, AerCap Partners II had $49.0 million outstanding under an ECA senior debt facility, which is guaranteed by us, and $16.8 million of subordinated debt outstanding, consisting of $8.4 million from us and $8.4 million from our joint venture partner.

AerCap Partners 767

AerCap Partners 767 Limited (“AerCap Partners 767”) is a 50%-50% joint venture owned by us and Deucalion Aviation Funds. We provide lease management, insurance management and aircraft asset management services to AerCap Partners 767 for a fee. We have determined that we are the PB of the entity because we direct the activities that most significantly affect the economic performance of the entity and we absorb a significant portion of the risks and rewards of the entity.

As of December 31, 2016, AerCap Partners 767 had a portfolio consisting of two Boeing 767-300ER aircraft. As of December 31, 2016, AerCap Partners 767 had $16.2 million outstanding under a senior debt facility, which is limited recourse to us and $31.0 million of subordinated debt outstanding, consisting of $15.5 million from us and $15.5 million from our joint venture partner.

ALS II

We hold a  5% equity investment and 100% of the subordinated fixed rate deferrable interest asset-backed notes (“ALS II Class E-1 Notes”) in ALS II. We provide lease management, insurance management and aircraft asset management services to ALS II for a fee.  We have determined that we are the PB of the entity because we have control and we absorb the majority of the risks and rewards of the entity.

As of December 31, 2016, ALS II had a portfolio consisting of 26 Airbus A320 Family aircraft. During the year ended December 31, 2016, ALS II sold four Airbus A320 Family aircraft, with leases attached, to a third party. As of December 31, 2016, ALS II had $17.7 million of senior Class A notes outstanding and $350.0 million of ALS II Class E-1 Notes outstanding due to us. The ALS II senior Class A notes were repaid in full in January 2017.

AerFunding

We hold a 5% equity investment and 100% of the subordinated fixed rate deferrable interest asset-backed notes (“AerFunding Class E-1 Notes”) in AerFunding. We provide lease management, insurance management and aircraft asset management services to AerFunding for a fee. We have determined that we are the PB of the entity because we have control and we absorb the majority of the risks and rewards of the entity.

As of December 31, 2016, AerFunding had a portfolio consisting of five Airbus A320 Family aircraft, five Airbus A330 aircraft, seven Boeing 737NG aircraft and two Boeing 787 aircraft. As of December 31, 2016, AerFunding had $596.8 million outstanding under a secured revolving credit facility and $192.7 million of AerFunding Class E-1 Notes outstanding due to us.

AerLift Jet

AerLift Leasing Jet Ltd. (“AerLift Jet”) is a 50%-50% joint venture owned by us and a U.S.-based aircraft leasing company. We provide lease management, insurance management and aircraft asset management services to AerLift Jet for a fee. We have determined that we are the PB of the entity because we direct the activities that most significantly affect the economic performance of the entity and we absorb a significant portion of the risks and rewards of the entity.

During the year ended December 31, 2016, AerLift Jet sold its four aircraft and repaid all amounts previously outstanding under its secured bank loans. AerLift Jet did not own any aircraft as of December 31,  2016.

Non-consolidated VIEs

 The following table presents our maximum exposure to loss in VIEs for which we are not the PB as of December 31, 2016 and 2015:

	As of December 31,
	2016	2015
Carrying value of investments (Note 12)	$118,783	$114,711
Carrying value of the ALS Note Receivable	—	85,747
Debt guarantees	125,429	248,105
Maximum exposure to loss	$244,212	$448,563

The maximum exposure to loss represents the amount that would be absorbed by us in the event that all of our assets held in the VIEs, for which we are not the PB, had no value and outstanding debt guarantees were called upon in full.

AerDragon

AerDragon is a joint venture with 50% owned by China Aviation Supplies Holding Company and the other 50% owned equally by us, affiliates of Crédit Agricole Corporate and Investment Bank, and East Epoch Limited. This joint venture enhances our presence in the Chinese market and our ability to lease our aircraft and engines throughout the entire Asia/Pacific region. We provide certain aircraft and accounting related services to AerDragon, and guarantee debt secured by certain aircraft which AerDragon purchased directly from us for a fee. As of December 31, 2016 and 2015, we guaranteed debt of $3.4 million and $7.5 million, respectively, for AerDragon. With the exception of the debt for which we act as a guarantor, the obligations of AerDragon are non-recourse to us.

As of December 31, 2016, AerDragon had 29 narrowbody aircraft on lease to ten airlines. During the year ended December 31, 2016, AerDragon completed the sale of one widebody aircraft, with lease attached, to a third party.

We have determined that AerDragon is a VIE, in which we do not have control and therefore we are not the PB. We do have significant influence and, accordingly, we account for our investment in AerDragon under the equity method of accounting.

AerLift

AerLift is a joint venture in which we have a 39% interest. We provide asset and lease management, insurance management and cash management services to AerLift for a fee. As of December 31, 2016 and 2015, we guaranteed debt of $122.0 million and $168.9 million, respectively, for AerLift. Other than the debt for which we act as a guarantor, the debt obligations of AerLift are non-recourse to us.

As of December 31, 2016, AerLift owned four aircraft. During the year ended December 31, 2016, AerLift completed the sale of two aircraft to third parties. We have determined that AerLift is a VIE in which we do not have control and therefore we are not the PB. We do have significant influence and, accordingly, we account for our investment in AerLift under the equity method of accounting.

ACSAL

In June 2013, we completed a transaction under which we sold eight Boeing 737-800 aircraft to ACSAL, an affiliate of Guggenheim, in exchange for cash, and we made a capital contribution to ACSAL in exchange for 19% of its equity. We provide aircraft asset and lease management services to ACSAL for a fee. As of December 31, 2016, ACSAL continued to own the eight aircraft.

We have determined that ACSAL is a VIE in which we do not have control and therefore we are not the PB. We do have significant influence and, accordingly, we account for our investment in ACSAL under the equity method of accounting.

AerCap Partners III

In 2010, we entered into a 50% joint venture, AerCap Partners III Holdings Limited (“AerCap Partners III”), which initially owned three Airbus A330 aircraft. On June 1, 2011, we sold our 50% interest in the three Airbus A330 aircraft but we continued to guarantee debt for AerCap Partners III for a fee. During the year ended December 31, 2016, AerCap Partners III was unwound and we no longer act as a guarantor for the debt of AerCap Partners III as of December 31, 2016. As of December 31, 2015, we guaranteed $71.7 million of debt for AerCap Partners III. Other than the debt for which we acted as a guarantor, the obligations of AerCap Partners III were non-recourse to us. We determined that AerCap Partners III was a VIE in which we did not have control and therefore we were not the PB.

ALS

In 2012, we completed the ALS Transaction. In addition, we obtained financing (the “ALS Coupon Liability”) in return for which we received a contingent asset (the “ALS Note Receivable”) with the substance of a structured note. Repayments of the ALS Coupon Liability were equal to an annual 8% coupon of the transaction price, paid until the earlier of December 2016 or the month in which the senior securities issued by ALS (the “G-Notes”), were fully repaid.

As of December 31, 2015, the ALS Note Receivable was $85.7 million, and the amount outstanding under the ALS Coupon Liability was $28.0 million.

On December 7, 2016, the ALS Coupon Liability and the G-Notes were both repaid in full. On December 23, 2016, the ALS portfolio was refinanced (the “ALS Refinancing”), upon which we received $120.3 million based on 20% of the cash flows from the ALS Refinancing up to a cap equal to the total ALS Coupon Liability payments. At the time of the ALS Refinancing, the ALS Note Receivable had a carrying value of $92.6 million and as a result we recognized a net gain of $27.7 million in other income.

We have determined that ALS was a VIE in which we did not have control and therefore we were not the PB.

AerCo

We had an economic interest in AerCo Limited (“AerCo”). AerCo was an aircraft securitization vehicle in which we held the most junior class of subordinated notes and certain notes immediately senior to those junior notes. On August 4, 2015, AerCo entered into a creditor’s winding up. On October 15, 2015, AerCo disclosed that no further payments of interest or principal would be made in respect of the classes of notes held by us. Hence, we did not realize any value from the creditor’s winding up of AerCo. On February 16, 2016, AerCo Limited was dissolved. We provided a variety of management services to AerCo for which we received fees. AerCo was a VIE for which we determined that we did not have control and were not the PB and, accordingly, we did not consolidate the financial results of AerCo in our Consolidated Financial Statements. Historically, the investment in AerCo had been written down to zero.

AerData

In 2014, we sold our 42.3% equity interest in AerData, an integrated software solution provider for the aircraft leasing industry. AerData continues to provide software services to us.

Other variable interest entities

We have variable interests in other entities in which we have determined we are not the PB because we do not have the power to direct the activities that most significantly affect the entity's economic performance. Our variable interest in these entities consists of servicing fees that we receive for providing aircraft management services.